Investments (Maturity of Fixed Maturity Securities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis
One Year or Less, Amortized Cost Basis	$ 337	$ 363
One Year or Less, Amortized Cost Basis, Percent of Total	11.00%	13.00%
After One Through Five Years, Amortized Cost Basis	2,000	1,845
After One Through Five Years, Amortized Cost Basis, Percent of Total	67.00%	64.00%
After Five Through Ten Years, Amortized Cost Basis	556	559
After Five through Ten Years, Amortized Cost Basis, Percent of Total	19.00%	19.00%
After Ten Years, Amortized Cost Basis	7	5
After Ten Years, Amortized Cost Basis, Percent of Total	0.00%	0.00%
Mortgage backed Asset backed Securities, Amortized Cost Basis	100	105
Mortgage backed Asset backed Securities, Amortized Cost Basis, Percent of Total	3.00%	4.00%
Available-for-sale Securities, Amortized Cost Basis	3,000	2,877
Available-for-sale Securities, Amortized Cost Basis, Total Percent of Total	100.00%	100.00%
Available-for-sale Securities, Debt Maturities, Subject to Call, Amortized Cost	1,709	1,572
Available for Sale Securities, Debt Maturities, Subject to Call, Amortized Cost, Percent of Total	57.00%	55.00%
Available-for-sale Securities, Debt Maturities, Fair Value
One Year or Less, Fair Value	339	368
One Year or Less, Fair Value, Percent of Total	11.00%	12.00%
After One Through Five Years, Fair Value	2,062	1,906
After One Through Five Years, Fair Value, Percent of Total	67.00%	65.00%
After Five Through Ten Years, Fair Value	574	571
After Five Through Ten Years, Fair Value, Percent of Total	19.00%	19.00%
After Ten Years, Fair Value	7	5
After Ten Years, Fair Value, Percent of Total	0.00%	0.00%
Mortgage-backed/Asset-backed Securities, Fair Value Disclosure	104	109
Mortgage-backed/Asset-backed, Fair Value, Percent of Total	3.00%	4.00%
Available-for-sale Securities, Fair Value	3,086	2,959	3,140
Available-for-sale Securities, Fair Value, Total Percent of Total	100.00%	100.00%
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value	1,749	1,606
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value, Percent of Total	57.00%	54.00%
Fixed maturity securities with make-whole call provision
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis
Available-for-sale Securities, Debt Maturities, Subject to Call, Amortized Cost	1,348	1,209	1,236
Available-for-sale Securities, Debt Maturities, Fair Value
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value	$ 1,380